Segment And Geographic Data (Tables)	12 Months Ended
Sep. 26, 2015
Operating Segments And Geographic Data[Abstract]
Summary Of Selected Information By Reportable Segment
	2015	2014	2013
Net sales
Consumer Packaging	$2,870	$2,904	$2,791
Health, Hygiene & Specialties	502	450	353
Engineered Materials	1,509	1,604	1,503
Total	$4,881	$4,958	$4,647

Operating income
Consumer Packaging	$229	$164	$258
Health, Hygiene & Specialties	31	20	8
Engineered Materials	148	132	120
Total	$408	$316	$386

Depreciation and amortization
Consumer Packaging	$237	$239	$228
Health, Hygiene & Specialties	35	31	29
Engineered Materials	78	88	84
Total	$350	$358	$341

Summary Of Assets And Goodwill By Segment
	2015	2014
Total assets:
Consumer Packaging	$3,832	$3,991
Health, Hygiene & Specialties	385	392
Engineered Materials	811	869
Total assets	$5,028	$5,252
Goodwill:
Consumer Packaging	$1,520	$1,524
Health, Hygiene & Specialties	48	49
Engineered Materials	84	86
Total goodwill	$1,652	$1,659